Investment Risks	Jun. 30, 2025
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS The Fund is subject to the following principal investment risks:
MP63 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money investing in the Fund